GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL	Goodwill:
Balance at January 1, 2020	$12,651
Translation differences	838
Balance at December 31, 2020	13,489
Translation differences	(100)
Balance at June 30, 2021	$13,389

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	June 30, 2021
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$400	$1,477	$6,158	$8,035
Additions	-	-	-	-
Translation differences	5	15	62	82
Gross amount end of period	405	1,492	6,220	8,117

Disposals	(1)	-	-	(1)
Accumulated amortization	(360)	(1,492)	-	(1,852)
Net book value	$44	$-	$6,220	$6,264

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	18	-	-	18
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net book value	$61	$84	$6,158	$6,303

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	Estimated amortization expense for each of the next five years is:
Year
Remaining 2021	$18
2022	22
2023	2
2024	1
2025	1
Total	$44